Financial Income and Expenses	12 Months Ended
Dec. 31, 2021
Disclosure of finance income (cost) [text block] [Abstract]
FINANCIAL INCOME AND EXPENSES
27	FINANCIAL INCOME AND EXPENSES

For the years ended on December 31, these items include the following:

	2019	2020	2021

Financial income:
Profit for present value of financial asset or financial liability	30,408	32,734	3,127
Interest on short-term bank deposits	4,056	2,353	959
Interest on loans to third parties	789	863	442
Interest on mutual funds	116	537	287
Commissions and collaterals	535	601	55
Sale of CPAO financial asset to Mizuho Bank Ltd. (a)	35,971	-	-
Others	2,781	2,228	903
	74,656	39,316	5,773

Financial expenses:
Interest expense on:
- Bank loans (b)	78,293	63,435	56,534
- Bonds	26,113	26,771	36,830
- Loans from third parties	14,162	12,612	12,642
- Right-of-use	5,472	4,259	3,982
- Financial lease	2,042	1,187	862
Commissions and collaterals	25,492	28,083	24,263
Interests from Tax Administration	6,222	4,827	14,236
Loss for present value of financial asset or financial liability (c)	41,131	4,552	53,757
Update of fair value of financial liability (d)	-	-	12,402
Exchange difference loss, net	32,570	3,766	47,211
Derivative financial instruments	92	64	-
Other financial expenses	7,349	1,686	1,099
Less capitalized interest	(7,229)	(4,887)	(1,244)
	231,709	146,355	262,574

(a)	In 2019 the income corresponds to the proceeds from the sale of CPAO’s to Mizuho Bank Ltd. (Note 28 b)

(b)	In 2021, the variation in interest corresponds mainly to Inversiones en Autopistas S.A. which decreased by S/4.5 million due to the loan with BCI Peru (Nota 18-d) and AENZA S.A.A, which decreased by S/4.8 million due to the cancellation of the debt with CS Peru Infrastructure Holdings LLC (Note 18 a-iii); on the other hand, Cumbra Peru increased by S/5 million for various promissory notes.

(c)	In 2021, the increase is mainly generated by the effect of the present value of the account receivable from Gasoducto Sur Peruano S.A. for S/32.6 million (Note 12), due to the variation of the discount rate applied, which increased from 1.65% to 2.73%. Additionally, increase by the effect of the present value of the account payable according to the Acta de Acuerdo Preparatorio de Colaboración y Beneficios – “The Agreement” for S/17 million (Note 1-d).

(d)	In 2021, the increase corresponds entirely to Inversiones en Autopistas S.A. for the recognition of the fair value of the loan with BCI Peru (Note 18-d).